Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

Due from/(to) related parties

From time to time, the Company receives working capital advances from and makes working capital advances to The Sallie Astor Burdine Breast Foundation (the “Foundation”), a not-for-profit foundation where the Company’s chief executive officer was a Board member until March 17, 2017. The advances are non-interest bearing and are payable on demand. A final balance due to the Company of $2,244 was written off at December 31, 2016.

From time to time, the Company receives advances from and repays such advances to the Company’s chief executive officer and chief financial officer for working capital purposes. The advances are non-interest bearing and are payable on demand.

For the year ended December 31, 2016 and 2015, due from/(to) related parties activity consisted of the following:

	Foundation	CEO	CFO	Total
Balance due from (to) related parties at December 31, 2014	$(46,100)	$-	$-	$(46,100)
Working capital advances received	(48,350)	(7,500)	(4,600)	(60,450)
Repayments made	97,650	13,400	13,300	124,350
Balance due from (to) related parties at December 31, 2015	3,200	5,900	8,700	17,800
Working capital advances made	5,094	-	3,795	8,889
Working capital advances received	-	(55,500)	-	(55,500)
Repayments made	-	50,500	-	50,500
Amounts deemed uncollectible and expensed	(2,244)	-	-	(2,244)
Repayments received	(6,050)	(5,900)	(12,495)	(24,445)
Balance due from (to) related parties at December 31, 2016	$-	$(5,000)	$-	$(5,000)